Property, Plant And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Internal Costs Capitalized	$ 372	$ 471
Property, Plant and Equipment, Net	10,035	9,751
Impairments		4,664	2,249
Number Of Months Used In Calculating Average Trailing Price	12 months
Offshore Facility [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	536
Bow Office Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,617	1,668
Term Of Lease Agreement In Years	25 years	25 years
Property, Plant and Equipment, Useful Life	60 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	683	207
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	2,728	2,960
Impairments	0	1,822	2,249
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	5,127	4,405
Impairments	0	2,842	0
Capital lease obligations incurred			158
Capital Lease Agreement Asset Conveyed Term In Years			5 years
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	91	106
Property, Plant and Equipment, Useful Life	20 years
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Fully Amortized Property Costs	71	104
Property, Plant and Equipment, Net	2,089	2,280
Production Field Centre [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 612